Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts receivable, net

6. Accounts receivable, net

	As of December 31,
	2023	2024
Accounts receivable, gross	389,355	536,078
Less: allowance for credit losses	(315,785)	(341,693)
Accounts receivable, net	73,570	194,385

Movement of allowance for credit losses was as follows:

	Year ended December 31,
	2022	2023	2024
At beginning of the period	(335,841)	(335,374)	(315,785)
Reversal/(additional) of provisions	467	19,589	(25,908)
At the end of the period	(335,374)	(315,785)	(341,693)